Capital Stock and Reverse Stock Split (Details Narrative) (10-K) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 19, 2021	Dec. 11, 2020	Oct. 14, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020	Nov. 25, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020	Dec. 31, 2018
Reverse stock split	Not less than 1-for-10 and not more than 1-for-2,000		1-for-750
Preferred stock, par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	1,800,000,000			1,800,000,000		1,800,000,000	1,800,000,000	1,800,000,000			1,500,000,000	750,000,000	250,000,000
Preferred stock, shares authorized				337,500		337,500	337,500
Common stock voting rights				one vote per share
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued				1,442,053,442		1,044,012,947	9,692,065
Common stock, shares outstanding				1,442,053,442		1,044,012,947	9,692,065
Shares issued for service				10,958,306
Number of warrants to acquire common stock, shares										617,682
Warrants cancelled						330,250,187
Warrants exercisable						100,000,000	1,873,684
Warrants weighted average exercise price				$ 0.01		$ 0.0100	$ 0.4914							$ 0.003
Common Stock [Member]
Shares issued during the period				166,666,667		11,935,000	557,942
Common stock voting rights						All shares have equal voting rights, are non-assessable, and have one vote per share.
Common stock issued for conversion of debt				203,494,048	6,824,272	812,893,572
Stock issued for asset acquisition, shares					2,465,754
Shares issued for the settlement of stock subscription, shares						1,496,516
Share-based compensation, shares				10,958,306	500,000	41,148,732
Common stock issued for cashless warrant						38,011,503
Shares issued for asset purchase						140,770,559
Shares issued for service						28,713,732
Warrant [Member]
Number of warrants to acquire common stock, shares						330,000
Warrants term						5 years
Warrants exercise price						$ 0.50
Warrants cancelled						250,000
Increase in warrants						366,704,619
Warrants exercisable						368,908,303
Warrants weighted average exercise price						$ 0.0051
Triton Funds LP [Member] | Common Stock Purchase Agreement [Member]
Common stock issued for cashless warrant		20,000,000
Number of warrants to acquire common stock, shares		100,000,000
Warrants exercise price		$ 0.01
Warrants to purchase common stock		$ 1,000,000
CEO [Member] | Common Stock [Member]
Shares issued during the period						6,000,000
Chief Financial Officer [Member] | Common Stock [Member]
Share-based compensation, shares						500,000
Holders [Member]
Warrants outstanding						330,250,187
Loss on settlement in exchange of warrants						$ 100,000
Series B Preferred Stock [Member]
Preferred stock, par value						$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized						80,000	80,000		80,000
Preferred stock, designated shares						80,000
Preferred stock, shares issued				22,200		5,300	0
Preferred stock, shares outstanding				22,200		5,300	0
Shares issued during the period				23,460
Preferred stock, description				Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company's common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.		Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company's common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.
Preferred stock, stated value				$ 10.00		$ 10.00
Preferred stock, dividend rate				9.00%		9.00%
Common stock issued for conversion of debt				6,560
Series B Preferred Stock [Member] | Geneva Roth Remark Holdings, Inc [Member]
Shares issued during the period						5,300
Series A Preferred Stock [Member]
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized				150,000		150,000	150,000
Preferred stock, designated shares						150,000
Preferred stock, shares issued				150,000		150,000	1,334
Preferred stock, shares outstanding				150,000		150,000	1,334
Debt converted of common stock, shares				1,000		1,000
Preferred stock voting rights				Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.		Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Shares issued during the period
Common stock issued for conversion of debt
Stock issued for asset acquisition, shares
Share-based compensation, shares
Shares issued for asset purchase
Shares issued for service						4,666
Series A Preferred Stock [Member] | CEO [Member]
Shares issued during the period						148,666